February 12, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Attn: Mr. Michael Kosoff

Re: Dreyfus Variable Investment Fund
1933 Act File No.33-13690
1940 Act File No. 811-5125

Mr. Kosoff:

Transmitted for filing is one (1) copy of an EDGARized version of Post-Effective Amendment No. 46 to the above-referenced Fund s Registration Statement on Form N-1A, which has been marked to show changes from Post-Effective Amendment No. 44, which was filed with the Securities and Exchange Commission on April 13, 2009.

This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to incorporate a summary section to each Fund's prospectus.

Please address any comments or questions to Michael A. Rosenberg at (212) 922-6795, or David Stephens, Esq., of Stroock & Stroock & Lavan, LLP, Fund counsel at (212) 806-6138.

Sincerely,

/s/Loretta Johnston
Loretta Johnston
Senior Paralegal